SCHEDULE OF RESERVED SHARES OF COMMON STOCK (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	32,165,907	29,349,264
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	17,900,000	17,900,000
Warrant [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	18,000,000	17,900,000
Employee Stock Purchase Plan [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	1,000,000	1,000,000
Vested R S Us Contractors [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	459,782
Vested R S Us Board Members And Employees [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	6,685,100
Unvested R S Us Board Members And Employees [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	3,379,202
Stock Options and RSUs Authorized for Future Issuance [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved	2,641,823	4,464,307
RSUs Issued and Outstanding [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total shares reserved		5,984,957